Income taxes - Summary of unrecognized tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2031-2043 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 432,863
Capital losses with no expiry | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	386,707	$ 258,795
2025-2029 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	127,541
2025-2031 | Romania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 6,952
2030-2043 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		464,761
2024-2028 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		182,444
2024-2030 | Romania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		$ 6,811